Other revenues (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues [Abstract]
Other	$ 0	$ 0.2	$ 0.1
Total	$ 0	$ 0.2	$ 0.1